SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			a*od7hmo
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			9-30-2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	November 14 2012
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		45

Form 13F Information Table Value Total: 		81,491
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 9/30/12

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Activision Blizzard Inc.
COM
00507v109
203
18,040
SH

SHARES-DEFINED

18,040
Aeropostale Inc.
COM
007865108
473
34,990
SH

SHARES-DEFINED

34,990
Apple Inc.
COM
037833100
9,412
14,108
SH

SHARES-DEFINED

14,108
Bank of America Corporation
COM
060505104
876
99,169
SH

SHARES-DEFINED

99,169
Carefusion Corp.
COM
14170T101
1,959
69,004
SH

SHARES-DEFINED

69,004
Colfax Corporation
COM
194014956
686
18,700
SH
PUT
SHARES-DEFINED

18,700
Colfax Corporation
COM
194014106
2,418
65,943
SH

SHARES-DEFINED

65,943
Corning Inc.
COM
219350105
1,003
76,300
SH

SHARES-DEFINED

76,300
Covidien Ltd.
SHS
G2254F113
854
14,378
SH

SHARES-DEFINED

14,378
Cummins Inc.
COM
231021106
1,958
21,238
SH

SHARES-DEFINED

21,238
CVS Caremark Corp.
COM
126650100
4,918
101,578
SH

SHARES-DEFINED

101,578
Dynegy Inc.
COM
26817G300
627
1,650,719
SH

SHARES-DEFINED

1,650,719
Fifth & Pacific Companies Inc.
COM
316645100
724
56,678
SH

SHARES-DEFINED

56,678
Finish Line Inc.
COM
317923100
866
38,100
SH

SHARES-DEFINED

38,100
Foot Locker Inc.
COM
344849104
668
18,803
SH

SHARES-DEFINED

18,803
General Motors Co.
COM
37045V100
947
41,637
SH

SHARES-DEFINED

41,637
General Motors Co.
COM
37045V900
453
19,900
SH
CALL
SHARES-DEFINED

19,900
GLU Mobile Inc.
COM
379890106
528
113,715
SH

SHARES-DEFINED

113,715
Hewlett-Packard Co.
COM
428236103
477
27,964
SH

SHARES-DEFINED

27,964
JPMORGAN CHASE & CO
COM
46625H100
3,760
92,896
SH

SHARES-DEFINED

92,896
JPMORGAN CHASE & CO
COM
46625H900
899
22,200
SH
CALL
SHARES-DEFINED

22,200
JC Penney Inc.
COM
708160906
432
17,800
SH
CALL
SHARES-DEFINED

17,800
Las Vegas Sands Corp
COM
517834107
881
19,000
SH

SHARES-DEFINED

19,000
LeapFrog Enterprises Inc.
COM
52186N106
344
38,100
SH

SHARES-DEFINED

38,100
Macy's Inc.
COM
55616P104
2,450
65,135
SH

SHARES-DEFINED

65,135
McGraw-Hill Companies Inc.
COM
580645909
1,468
26,900
SH
CALL
SHARES-DEFINED

26,900
McGraw-Hill Companies Inc.
COM
580645109
3,626
66,430
SH

SHARES-DEFINED

66,430
Microsoft Corp.
COM
594918104
6,162
207,045
SH

SHARES-DEFINED

207,045
Navios Maritime Acquisition Corp.
SHS
Y62159101
4,250
1,591,739
SH

SHARES-DEFINED

1,591,739
Navios Maritime Holdings Inc.
COM
Y62196103
1,499
416,400
SH

SHARES-DEFINED

416,400
Netflix Inc.
COM
64110L956
1,236
22,700
SH
PUT
SHARES-DEFINED

22,700
Omnicare Inc.
COM
681904108
1,442
42,453
SH

SHARES-DEFINED

42,453
Pacific Drilling SA Luxembou
REG SHS
L7257P106
5,462
547,812
SH

SHARES-DEFINED

547,812
QEP Resources Inc.
COM
74733V100
2,672
84,400
SH

SHARES-DEFINED

84,400
SPDR S&P 500 ETF TR
TR UNIT
78462F953
4,046
28,100
SH
PUT
SHARES-DEFINED

28,100
Sothebys
COM
835898107
907
28,782
SH

SHARES-DEFINED

28,782
SPDR S&P Biotech
S&P BIOTECH
78464A870
1,018
10,900
SH

SHARES-DEFINED

10,900
Staples, Inc.
COM
855030102
437
37,937
SH

SHARES-DEFINED

37,937
Target Corporation
COM
87612E106
1,566
24,677
SH

SHARES-DEFINED

24,677
Timken Co
COM
887389104
2,589
69,675
SH

SHARES-DEFINED

69,675
Town Sports International
COM
89214A102
287
23,219
SH

SHARES-DEFINED

23,219
United States Natural Gas
UNIT
912318201
418
19,576
SH

SHARES-DEFINED

19,576
Wal-Mart Stores Inc.
COM
931142103
2,337
31,669
SH

SHARES-DEFINED

31,669
Walt Disney Co.
COM
254687106
596
11,400
SH

SHARES-DEFINED

11,400
Wet Seal Inc.
COM
961840105
655
208,000
SH

SHARES-DEFINED

208,000